REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Over time:
Charter hire	$ 135,027	$ 128,355	$ 97,322
Freight revenue	168,828	257,614	256,801
Vessel revenue	303,855	385,969	354,123
Management fees	5,676	5,252	4,178
Miscellaneous	820	574	956
Other	6,496	5,826	5,134
At a point in time:
Sale of ships	8,477	17,155	12,275
Sale of bunkers and other consumables	190	572	0
Ship sales	8,667	17,727	12,275
Revenue	$ 319,018	$ 409,522	$ 371,532